Consolidated Shareholders Equity (Parenthetical) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Statement of Stockholders' Equity [Abstract]
Net loss of the year ended September 30, 2010	$ (124,626)	$ (62,723)	$ (203,170)	$ (437,947)	$ (564,294)	$ (1,008,604)